Note 6. Equity Transactions: Schedule of Stock Options, Activity (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	165,000	377,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,250	2,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 1.65	$ 1.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	38,750	70,750
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 1.93	$ 2.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,640,231	2,515,231
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.90	$ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,615,231	2,442,731
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.91	$ 1.92
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.84	$ 0.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	2,640,231	2,515,231